Summary of Significant Accounting Policies - Schedule of Estimated Useful Lifes of Property, Plant and Equipment (Details)	Dec. 31, 2022
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Southern Airways Corporation
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description Extensible Enumeration	Useful Life, Shorter of Lease Term or Asset Utility
Southern Airways Corporation | Aircraft
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Southern Airways Corporation | Rotable Spares
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Southern Airways Corporation | Office equipment, vehicles, and other
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Southern Airways Corporation | Ground Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Southern Airways Corporation | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Southern Airways Corporation | Minimum | Aircraft engines
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Southern Airways Corporation | Maximum | Aircraft engines
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Southern Airways Corporation | Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years